Other Financial Assets at Fair Value Through Profit or Loss	6 Months Ended
Jun. 30, 2022
Financial assets at fair value through profit or loss [abstract]
Other Financial Assets at Fair Value Through Profit or Loss
9. OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

	30 June 2022	31 December 2021
	£m	£m
Loans and advances to customers:
Loans to housing associations	11	12
Other loans	406	502
	417	514
Debt securities	95	112
Equity securities	49	50
	561	676